SHAREHOLDERS’ EQUITY (Details Narrative)					12 Months Ended
		Jun. 15, 2026 HKD ($) $ / shares shares	Apr. 20, 2026 HKD ($) $ / shares shares	Jul. 23, 2025 USD ($) shares	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Jun. 14, 2026 HKD ($) $ / shares shares	Apr. 19, 2026 HKD ($) $ / shares shares	Mar. 31, 2026 $ / shares	Mar. 31, 2026 HKD ($) shares	Aug. 20, 2025 shares	Jul. 29, 2025 shares	Jul. 05, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares	Mar. 31, 2025 HKD ($) shares	Mar. 06, 2025 shares	Aug. 19, 2024 shares	Jul. 25, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of share Authorised value | $														$ 100,000
Ordinary Shares, Authorised														1,000,000,000		10,000,000,000
Par value per share | $ / shares														$ 0.0001	$ 0.00001
Issued and unissued shares per share | $ / shares															0.0001
Number of shares Issued and unissued																10
Number of shares issued				1,340,000								6,000,000
Proceeds shares				$ 5,400,000	$ 7,213,210	$ 9,177,530	$ 18,039,849
Share based payment expense for service fee | $					$ 37,834,916
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised											76,000,000					76,000,000
Par value per share | $ / shares										$ 0.00125					0.00125
Number of shares outstanding											288,000					288,000
Number of shares issued											288,000					288,000
Issued capital | $	[1]										$ 2,806					$ 2,233
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised											4,000,000					4,000,000
Par value per share | $ / shares										0.00125					0.00125
Number of shares outstanding											8,000					8,000
Number of shares issued											8,000					8,000
Issued capital | $	[1]										$ 78					$ 78
Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised		80,000,000	2,000,000,000					2,000,000,000	10,000,000,000
Par value per share | $ / shares		$ 0.00125	$ 0.00005					$ 0.00005	$ 0.00001
Reverse stock split		1-for-25	1-for-5
Issued capital | $		$ 100,000	$ 100,000					$ 100,000	$ 100,000
Non adjusting event [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised		76,000,000	1,900,000,000					1,900,000,000	9,500,000,000
Non adjusting event [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised		4,000,000	100,000,000					100,000,000	500,000,000
Class A ordinary stock [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares															0.00001
Number of shares allotted and issued												6,000,000
Number of shares issued																9,500,000,000
Class A ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised											76,000,000
Number of shares outstanding											288,000					229,000
Number of shares issued											288,000					229,000
Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised																4,000,000				4,000,000
Par value per share | $ / shares															0.00001					$ 0.00001
Number of shares outstanding																				8,000
Number of shares issued																500,000,000				8,000
Class B ordinary stock [member] | Reclassification [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding																8,000
Number of shares issued																8,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares										$ 0.00125					$ 0.00125
Ordinary shares [member] | Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	[2]										288,000					229,280				229,280	229,280
Ordinary shares [member] | Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding	[2]										8,000					8,000				8,000	8,000
Goal success [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Authorised																			50,000
Par value per share | $ / shares																			$ 1.00
Number of shares allotted and issued																	1		1
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Number of share transferred														1
Number of share subscribed													4,500,939					19,059
Number of shares outstanding													4,519,999
Shares issued percentage													90.40%
Number of shares allotted and issued																	1
Surrendered shares																16,303,760
Ms Seto [member] | Class B ordinary stock [member]
IfrsStatementLineItems [Line Items]
Number of shares allotted and issued																1,000,000
Kilo Wonders [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed																		940
Surrendered shares																1,002,980
Ms Yip [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed													234,059
Number of shares outstanding													234,999
Shares issued percentage													4.70%
Number of shares allotted and issued																	1
Yield rights [member]
IfrsStatementLineItems [Line Items]
Number of share subscribed													245,000
Number of shares outstanding													245,000
Shares issued percentage													4.90%
Surrendered shares																1,045,660
Prime crest [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																1,045,660
Fuji holdings [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																960,300
Allied target [member]
IfrsStatementLineItems [Line Items]
Surrendered shares																981,640

[1]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.
[2]	The shares amounts are presented on a retroactive basis to reflect the reverse stock split effective after the reporting date. Please refer to Note 19 and 24 for details.